DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Fair Values and Notional Amounts of Derivative Instruments
The fair values and notional amounts of derivative instruments are set out in the following table:

	2020			2019
	Contract/ notional amount	Fair value assets	Fair value liabilities	Contract/ notional amount	Fair value assets	Fair value liabilities
	£m	£m	£m	£m	£m	£m
Trading and other
Exchange rate contracts:
Spot, forwards and futures	49,400	882	764	44,095	681	616
Currency swaps	350,882	5,469	6,161	349,606	3,857	5,425
Options purchased	5,769	428	—	8,310	452	—
Options written	7,560	—	489	9,557	—	499
	413,611	6,779	7,414	411,568	4,990	6,540
Interest rate contracts:
Interest rate swaps	5,669,551	18,577	15,799	5,245,703	17,318	15,213
Forward rate agreements	633,279	8	6	555,742	7	13
Options purchased	24,087	3,053	—	27,158	2,468	—
Options written	19,735	—	2,746	23,610	—	2,216
Futures	275,377	6	13	199,884	17	22
	6,622,029	21,644	18,564	6,052,097	19,810	17,464
Credit derivatives	7,707	108	174	16,959	83	167
Equity and other contracts	10,058	266	477	11,414	250	503
Total derivative assets/liabilities – trading and other	7,053,405	28,797	26,629	6,492,038	25,133	24,674
Hedging
Derivatives designated as fair value hedges:
Currency swaps	36	11	—	34	8	—
Interest rate swaps	215,325	467	256	183,489	798	229
	215,361	478	256	183,523	806	229
Derivatives designated as cash flow hedges:
Interest rate swaps	326,386	295	265	426,740	355	743
Currency swaps	5,829	43	163	9,549	75	133
	332,215	338	428	436,289	430	876
Total derivative assets/liabilities – hedging	547,576	816	684	619,812	1,236	1,105
Total recognised derivative assets/liabilities	7,600,981	29,613	27,313	7,111,850	26,369	25,779

Schedule of Amount, Timing and Uncertainty of Future Cash Flows
Details of the Group’s hedging instruments are set out below:

	Maturity
	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
At 31 December 2020	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Cross currency swap
Notional	—	—	—	—	36	36
Average fixed interest rate	—	—	—	—	1.28%
Average EUR/GBP exchange rate	—	—	—	—	1.38
Interest rate swap
Notional	6,032	6,031	39,811	136,527	26,924	215,325
Average fixed interest rate	2.01%	1.69%	1.42%	1.26%	2.36%
Cash flow hedges
Foreign exchange
Currency swap
Notional	28	469	1,274	1,505	2,553	5,829
Average USD/GBP exchange rate	1.30	1.33	1.30	1.32	1.32
Interest rate
Interest rate swap
Notional	5,026	11,614	42,364	169,499	97,883	326,386
Average fixed interest rate	1.09%	1.05%	1.16%	1.55%	2.31%

	Maturity
	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
At 31 December 2019	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Cross currency swap
Notional	—	—	—	—	34	34
Average fixed interest rate	—	—	—	—	1.28%
Average EUR/GBP exchange rate	—	—	—	—	1.38
Interest rate swap
Notional	331	9,305	37,948	106,339	29,566	183,489
Average fixed interest rate	2.58%	1.74%	1.22%	1.71%	2.81%
Cash flow hedges
Foreign exchange
Currency swap
Notional	—	413	1,611	2,389	5,136	9,549
Average EUR/GBP exchange rate	—	—	—	1.05	1.05
Average USD/GBP exchange rate	—	1.29	1.30	1.31	—
Interest rate
Interest rate swap
Notional	9,675	23,589	58,447	209,108	125,921	426,740
Average fixed interest rate	1.05%	1.22%	1.29%	1.47%	2.39%

Swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of the Effects of Hedge Accounting on Swaps
The carrying amounts of the Group’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
	Contract/ notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness
At 31 December 2020	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	36	11	—	1
Interest rate swaps	215,325	467	256	987
Cash flow hedges
Foreign exchange
Currency swaps	5,829	43	163	(132)
Interest rate
Interest rate swaps	326,386	295	265	603

	Carrying amount of the hedging instrument
	Contract/ notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness
At 31 December 2019	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	34	8	—	2
Interest rate swaps	183,489	798	229	1,142
Cash flow hedges
Foreign exchange
Currency swaps	9,549	75	133	(185)
Interest rate
Interest rate swaps	426,740	355	743	992

Debt securities
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of the Effects of Hedge Accounting and Amounts Reclassified from Reserves to Income Statement
The Group’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment	Cash flow hedge reserve
	Assets	Liabilities	Assets	Liabilities		Continuing hedges	Discontinued hedges
At 31 December 2020	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	125,181	—	661	—	355
Fixed rate issuance[2]	—	68,539	—	4,253	(1,437)
Fixed rate bonds[3]	24,111	—	1,178	—	641
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					60	(83)	130
Customer deposits[4]					74	13	(41)
Interest rate
Customer loans[1]					(510)	1,918	6
Central bank balances[5]					(141)	135	270
Customer deposits[4]					33	(203)	84

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment	Cash flow hedge reserve
	Assets	Liabilities	Assets	Liabilities		Continuing hedges	Discontinued hedges
At 31 December 2019	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	83,818	—	154	—	(73)
Fixed rate issuance[2]	—	70,353	—	3,058	(1,333)
Fixed rate bonds[3]	21,354	—	660	—	405
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					72	(2)	179
Customer deposits[4]					116	18	(48)
Interest rate
Customer loans[1]					(680)	1,248	336
Central bank balances[5]					(263)	128	163
Customer deposits[4]					—	(31)	5
1Included within loans and advances to customers.
2Included within debt securities in issue.
3Included within financial assets at fair value through other comprehensive income.
4Included within customer deposits.
5Included within cash and balances at central banks.

Change in fair value of hedged item for ineffectiveness assessment
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of the Effects of Hedge Accounting and Amounts Reclassified from Reserves to Income Statement
Gains and losses arising from hedge accounting are summarised as follows:

	Gain (loss) recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[1]	Amounts reclassified from reserves to income statement as:
			Hedged cash flows will no longer occur	Hedged item affected income statement	Income statement line item that includes reclassified amount
At 31 December 2020	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages		570
Fixed rate issuance		(32)
Fixed rate bonds		9
Cash flow hedges
Foreign exchange
Foreign currency issuance	(129)	—	(6)	(62)	Interest expense
Customer deposits	3	—	—	5	Interest expense
Interest rate
Customer loans	285	(7)	—	(377)	Interest income
Central bank balances	97	5	—	(79)	Interest income
Customer deposits	(22)	—	—	23	Interest expense

	Gain (loss) recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[1]	Amounts reclassified from reserves to income statement as:
			Hedged cash flows will no longer occur	Hedged item affected income statement	Income statement line item that includes reclassified amount
At 31 December 2019	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages		186
Fixed rate issuance		(32)
Fixed rate bonds		(11)
Cash flow hedges
Foreign exchange
Foreign currency issuance	(265)	—	(101)	(92)	Interest expense
Customer deposits	(22)	—	—	7	Interest expense
Interest rate
Customer loans	651	98	—	(362)	Interest income
Central bank balances	237	36	—	(66)	Interest income
Customer deposits	—	—	—	6	Interest expense
1Hedge ineffectiveness is included in the income statement within net trading income.